Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Securities
Securities

The amortized cost and fair value of securities are summarized in the following tables:

	December 31, 2014
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,995	$—	$(1,207)	$32,788
Residential mortgage-backed securities	60,196	442	(489)	60,149
Agency collateralized mortgage obligations	409,823	2,250	(7,064)	405,009
Municipal securities	29,985	225	(118)	30,092
Total	$533,999	$2,917	$(8,878)	$528,038
Held to Maturity:
U.S. Government agency securities	$149,112	$—	$(4,658)	$144,454
Residential mortgage-backed securities	14,226	480	—	14,706
Agency collateralized mortgage obligations	146,952	649	(1,711)	145,890
Corporate debt securities	5,000	63	—	5,063
Municipal securities	9,704	107	(1)	9,810
Total	$324,994	$1,299	$(6,370)	$319,923

	December 31, 2013
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,995	$—	$(4,069)	$29,926
Residential mortgage-backed securities	65,795	—	(3,295)	62,500
Agency collateralized mortgage obligations	483,591	1,141	(17,668)	467,064
Municipal securities	27,950	—	(1,517)	26,433
Total	$611,331	$1,141	$(26,549)	$585,923
Held to Maturity:
U.S. Government agency securities	$149,096	$—	$(16,082)	$133,014
Residential mortgage-backed securities	7,849	197	—	8,046
Agency collateralized mortgage obligations	118,893	251	(4,465)	114,679
Corporate debt securities	5,000	149	—	5,149
Municipal securities	2,976	—	(167)	2,809
Total	$283,814	$597	$(20,714)	$263,697

The amortized cost and fair value of debt securities by contractual maturity at December 31, 2014 are shown in the table that follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$—	$—	$5,000	$5,063
Due after one year through five years	4,797	4,812	—	—
Due after five years through ten years	49,660	48,586	100,773	97,199
Due after ten years	9,523	9,482	58,043	57,065
	63,980	62,880	163,816	159,327
Residential mortgage-backed securities	60,196	60,149	14,226	14,706
Agency collateralized mortgage obligations	409,823	405,009	146,952	145,890
Total	$533,999	$528,038	$324,994	$319,923

During 2014, the Company sold five agency collateralized mortgage obligations (CMOs) with a total fair market value of $30.9 million and realized total net losses of $82,000. One security with a fair market value of $614,000 was sold from the held to maturity (HTM) portfolio, however, it was an amortizing security that had already returned more than 85% of its principal and could be sold without tainting the Company's intent with respect to the remaining HTM portfolio. The Company had no securities that were called by their respective issuers.

During 2013, the Company sold a total of 28 securities with a combined fair market value of $98.5 million. The Company realized net pretax gains of $512,000. Of the total, 16 securities with a combined fair market value of $76.3 million had been classified as available for sale. Securities sold from available for sale included 14 CMOs and two mortgage-backed securities (MBSs). Ten agency MBSs and one agency CMO with a combined fair market value of $12.2 million had been classified as held to maturity, however, in each case the current par value had paid down to less than 15% of its purchased par value so they could be sold without tainting the Company's intent with respect to the remaining HTM portfolio. In addition, one corporate bond with a fair market value of $10.0 million had been classified as held to maturity but was sold within three months of its final maturity. In addition to its sales, the Company had two agency debentures called during 2013. The combined par value was $50.0 million with a net pretax gain of $152,000.

In 2012, the Company sold a total of 48 securities with a combined fair market value of $305.4 million. The Company realized net pretax gains of $1.1 million, with a related tax expense of $368,000. Of the total, 41 securities with a combined fair market value of $299.3 million had been classified as available for sale. Seven agency MBSs with a fair market value of $6.1 million had been classified as held to maturity, however, in each case the current par value had paid down to less than 15% of its purchased par value so they could be sold without tainting the Company's intent with respect to the remaining HTM portfolio. Securities sold from available for sale included eight private-label CMOs with a combined fair market value of $20.1 million. The Company no longer owns any private-label CMOs. In addition to its sales, the Company had a total of 11 agency debentures and one corporate debenture called during 2012. The combined par value was $160.3 million and the Company realized no gain or loss on the calls.

The Company does not maintain a trading portfolio and there were no transfers of securities between the AFS and HTM portfolios. The Company uses the specific identification method to record security sales.

At December 31, 2014 and 2013, securities with a carrying value of $698.8 million and $691.3 million, respectively, were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table summarizes the Company's gains and losses on the sales or calls of debt securities and credit losses (if any) recognized for the OTTI of investments:

(in thousands)	Gross Realized Gains	Gross Realized Losses	OTTI Credit Losses	Net Gains (Losses)
Years Ended:
December 31, 2014	$388	$(470)	$—	$(82)
December 31, 2013	1,826	(1,162)	—	664
December 31, 2012	2,889	(1,838)	(649)	402

In determining fair market values for its portfolio holdings, the Company receives information from a third party provider which management evaluates and corroborates using amounts from one of its securities brokers. Under the current guidance, these values are considered Level 2 inputs, based upon mathematically derived matrix pricing and observed data from similar assets. They are not Level 1 direct quotes, nor do they reflect Level 3 inputs that would be derived from internal analysis or judgment. As the Company does not manage a trading portfolio and typically only sells from its AFS portfolio in order to manage interest rate risk or credit exposure, direct quotes, or street bids, are warranted on an as-needed basis only.

The following tables show the fair value and gross unrealized losses associated with the Company's investment portfolio, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$—	$—	$32,788	$(1,207)	$32,788	$(1,207)
Residential mortgage-backed securities	—	—	24,636	(489)	24,636	(489)
Agency collateralized mortgage obligations	21,687	(77)	212,908	(6,987)	234,595	(7,064)
Municipal securities	—	—	5,021	(118)	5,021	(118)
Total	$21,687	$(77)	$275,353	$(8,801)	$297,040	$(8,878)
Held to Maturity:
U.S. Government agency securities	$—	$—	$144,454	$(4,658)	$144,454	$(4,658)
Agency collateralized mortgage obligations	31,289	(255)	27,282	(1,456)	58,571	(1,711)
Municipal securities	1,013	(1)	—	—	1,013	(1)
Total	$32,302	$(256)	$171,736	$(6,114)	$204,038	$(6,370)

	December 31, 2013
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$8,077	$(918)	$21,849	$(3,151)	$29,926	$(4,069)
Residential mortgage-backed securities	62,500	(3,295)	—	—	62,500	(3,295)
Agency collateralized mortgage obligations	363,993	(16,182)	15,574	(1,486)	379,567	(17,668)
Municipal securities	26,433	(1,517)	—	—	26,433	(1,517)
Total	$461,003	$(21,912)	$37,423	$(4,637)	$498,426	$(26,549)
Held to Maturity:
U.S. Government agency securities	$110,435	$(13,661)	$22,579	$(2,421)	$133,014	$(16,082)
Agency collateralized mortgage obligations	98,082	(4,465)	—	—	98,082	(4,465)
Municipal securities	2,809	(167)	—	—	2,809	(167)
Total	$211,326	$(18,293)	$22,579	$(2,421)	$233,905	$(20,714)

The Company's investment securities portfolio consists primarily of U.S. Government agency debentures, U.S. Government sponsored agency MBSs, agency CMOs, corporate bonds and municipal bonds. The Company considers securities of the U.S. Government sponsored agencies and the U.S. Government MBSs/CMOs to have little credit risk because their principal and interest payments are backed by an agency of the U.S. Government.

The unrealized losses in the Company's investment portfolio at December 31, 2014 were associated with two distinct types of securities. The first type, those backed by the U.S. Government or one of its agencies, included 11 debentures, 28 CMOs and four MBSs. Management believes that the unrealized losses on these investments were primarily caused by the movement of interest rates from the date of purchase and notes the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. The Company also owns five municipal bonds that were in an unrealized loss position as of December 31, 2014. In all cases, the bonds are general obligations of either a Pennsylvania municipality or school district and are backed by the ad valorem taxing power of the entity. In all cases, the bonds carry an investment grade rating of no lower than single-A by either Moody's or Standard and Poors. The Company, however, conducts its own periodic, independent review and believes the unrealized losses in its municipal bond portfolio are the result of movements in long-term interest rates and are not reflective of any credit deterioration. The Company does not intend to sell these debt securities prior to recovery and it is more likely than not that the Company will not have to sell these debt securities prior to recovery.

The Company did not hold private-label CMOs as of December 31, 2014 or December 31, 2013. The table below rolls forward the cumulative life to date credit losses which have been recognized in earnings for the private-label CMOs for the year ended December 31, 2012.

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2012	$2,949	$—	$2,949
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	—	649
Reduction due to credit impaired security sold	(3,598)	—	(3,598)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2012	$—	$—	$—